CONSOLIDATED STATEMENTS OF CASH FLOWS (parenthitical) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents, at Carrying Value	¥ 18,096	$ 2,773	¥ 19,923	¥ 21,500
Restricted cash	¥ 1,319	$ 202	¥ 1,824	¥ 4,200